Other assets (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017
Other assets
Accrued interest receivable	$ 1,276	$ 1,193
Securities sold not delivered	1,264	1,408
Deferred acquisition costs	71	86
Trade debtors	1,056	810
Prepayments	208	220
Accrued fees and commissions	129	149
Other	1,131	1,496
Total other assets	5,135	5,362
Parent Entity
Other assets
Accrued interest receivable	1,103	1,029
Securities sold not delivered	1,264	1,388
Deferred acquisition costs		1
Trade debtors	514	358
Prepayments	165	182
Accrued fees and commissions	60	64
Other	882	1,296
Total other assets	$ 3,988	$ 4,318